Revenue	12 Months Ended
Dec. 31, 2025
Text Block 1 [Abstract]
Revenue

Note 22. Revenue

Revenue by product line was as follows:

Years ended December 31,	2025	2024
EI	$621	$668
AMS	494	508
ES	1,456	1,238
Total revenue	$2,571	$2,414

Revenue by geographic location, which is based on destination of sale, was as follows:

Years ended December 31,	2025	2024
United States	$1,157	$1,076
Canada	334	243
Oman	259	221
Argentina	202	175
Nigeria	104	148
Australia	82	70
Mexico	65	71
Bahrain	60	46
Brazil	59	61
Iraq	56	22
Others	193	281
Total revenue	$2,571	$2,414

The following table outlines the Company’s unsatisfied performance obligations, by product line, as at December 31, 2025:

	Less than one year	One to two years	Greater than two years	Total
EI	$408	$317	$596	$1,321
AMS	96	32	61	189
ES	1,046	60	4	1,110
Total	$1,550	$409	$661	$2,620